Note 2 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	In Thousands
	2021	2020
Mortgage loans on real estate:
Residential 1-4 family	$679,536	535,994
Multifamily	29,300	111,646
Commercial	879,373	837,766
Construction	603,292	488,626
Farmland	9,367	15,429
Second mortgages	10,043	8,433
Equity lines of credit	92,229	78,889
Total mortgage loans on real estate	2,303,140	2,076,783
Commercial loans	116,717	172,811
Agricultural loans	1,438	1,206
Consumer installment loans:
Personal	59,513	66,193
Credit cards	5,281	4,324
Total consumer installment loans	64,794	70,517
Other loans	9,849	9,283
	2,495,938	2,330,600
Net deferred loan fees	(12,024)	(9,295)
Total loans	2,483,914	2,321,305
Less: Allowance for loan losses	(39,632)	(38,539)
Loans, net	$2,444,282	2,282,766

Financing Receivable, Nonaccrual [Table Text Block]
	In Thousands
	2021	2020
Residential 1-4 family	$—	1,022
Multifamily	—	—
Commercial real estate	—	311
Construction	—	—
Farmland	—	—
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$—	1,333

Financing Receivable Credit Quality Indicators [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2021
Pass	$672,676	29,300	879,109	603,267	9,270	9,851	92,208	116,668	75,903	2,488,252
Special mention	5,405	—	—	25	68	161	11	49	136	5,855
Substandard	1,455	—	264	—	29	31	10	—	42	1,831
Total	$679,536	29,300	879,373	603,292	9,367	10,043	92,229	116,717	76,081	2,495,938
December 31, 2020
Pass	$529,546	111,646	837,028	488,571	15,301	8,148	78,565	172,779	80,770	2,322,354
Special mention	2,745	—	149	27	79	169	314	—	156	3,639
Substandard	3,703	—	589	28	49	116	10	32	80	4,607
Total	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600

Financing Receivable, Past Due [Table Text Block]
	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2021
Residential 1-4 family	$1,951	169	357	2,477	677,059	679,536	$357
Multifamily	—	—	—	—	29,300	29,300	—
Commercial real estate	—	—	—	—	879,373	879,373	—
Construction	1,154	215	—	1,369	601,923	603,292	—
Farmland	—	—	—	—	9,367	9,367	—
Second mortgages	121	—	—	121	9,922	10,043	—
Equity lines of credit	170	—	9	179	92,050	92,229	9
Commercial	58	81	—	139	116,578	116,717	—
Agricultural, installment and other	288	99	23	410	75,671	76,081	23
Total	$3,742	564	389	4,695	2,491,243	2,495,938	$389
December 31, 2020
Residential 1-4 family	$2,634	511	1,818	4,963	531,031	535,994	$796
Multifamily	—	—	—	—	111,646	111,646	—
Commercial real estate	—	—	460	460	837,306	837,766	149
Construction	768	—	44	812	487,814	488,626	44
Farmland	—	—	—	—	15,429	15,429	—
Second mortgages	265	—	—	265	8,168	8,433	—
Equity lines of credit	31	302	—	333	78,556	78,889	—
Commercial	114	104	—	218	172,593	172,811	—
Agricultural, installment and other	363	81	60	504	80,502	81,006	60
Total	$4,175	998	2,382	7,555	2,323,045	2,330,600	$1,049

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2021
Allowance for loan losses:
Beginning balance	$8,098	1,541	16,802	7,936	154	105	997	1,378	1,528	38,539
Provision	958	(1,145)	(352)	1,356	(60)	13	101	(37)	309	1,143
Charge-offs	—	—	—	(23)	—	—	—	(33)	(992)	(1,048)
Recoveries	68	—	—	394	—	—	—	6	530	998
Ending balance	$9,124	396	16,450	9,663	94	118	1,098	1,314	1,375	39,632
Ending balance individually evaluated for impairment	$—	—	—	—	—	—	—	—	—	—
Ending balance collectively evaluated for impairment	$9,124	396	16,450	9,663	94	118	1,098	1,314	1,375	39,632
Loans:
Ending balance	$679,536	29,300	879,373	603,292	9,367	10,043	92,229	116,717	76,081	2,495,938
Ending balance individually evaluated for impairment	$134	—	531	—	—	—	—	—	—	665
Ending balance collectively evaluated for impairment	$679,402	29,300	878,842	603,292	9,367	10,043	92,229	116,717	76,081	2,495,273
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2020
Allowance for loan losses:
Beginning balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Provision	920	424	5,388	1,766	(33)	(37)	74	343	851	9,696
Charge-offs	—	—	—	—	—	—	(7)	(9)	(898)	(914)
Recoveries	34	—	300	173	—	19	41	—	464	1,031
Ending balance	$8,098	1,541	16,802	7,936	154	105	997	1,378	1,528	38,539
Ending balance individually evaluated for impairment	$594	—	148	—	—	—	—	—	—	742
Ending balance collectively evaluated for impairment	$7,504	1,541	16,654	7,936	154	105	997	1,378	1,528	37,797
Loans:
Ending balance	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600
Ending balance individually evaluated for impairment	$2,399	—	970	—	—	—	—	—	—	3,369
Ending balance collectively evaluated for impairment	$533,595	111,646	836,796	488,626	15,429	8,433	78,889	172,811	81,006	2,327,231

Impaired Financing Receivables [Table Text Block]
In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2021
With no related allowance recorded:
Residential 1-4 family	$136	134	—	614	7
Multifamily	—	—	—	—	—
Commercial real estate	532	531	—	303	25
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$668	665	—	917	32
With allowance recorded:
Residential 1-4 family	$—	—	—	602	—
Multifamily	—	—	—	—	—
Commercial real estate	—	—	—	342	—
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$—	—	—	944	—
Total:
Residential 1-4 family	$136	134	—	1,216	7
Multifamily	—	—	—	—	—
Commercial real estate	532	531	—	645	25
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$668	665	—	1,861	32
In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2020
With no related allowance recorded:
Residential 1-4 family	$1,162	1,507	—	395	26
Multifamily	—	—	—	—	—
Commercial real estate	311	311	—	311	—
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,473	1,818	—	706	26
With allowance recorded:
Residential 1-4 family	$1,242	1,240	594	1,273	66
Multifamily	—	—	—	—	—
Commercial real estate	662	659	148	676	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,904	1,899	742	1,949	88
Total:
Residential 1-4 family	$2,404	2,747	594	1,668	92
Multifamily	—	—	—	—	—
Commercial real estate	973	970	148	987	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,377	3,717	742	2,655	114

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	2021	2020
Performing TDRs	$876	2,147
Nonperforming TDRs	165	529
Total TDRs	$1,041	2,676
	December 31, 2021			December 31, 2020
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	—	$—	$—	—	$—	$—
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	1	111	132
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—	—
Total	—	$—	$—	1	$111	$132
December 31, 2019
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	1	$1,338	$619
Multifamily	—	—	—
Commercial real estate	4	2,677	2,399
Construction	—	—	—
Farmland	—	—	—
Second mortgages	—	—	—
Equity lines of credit	—	—	—
Commercial	—	—	—
Agricultural, installment and other	—	—	—
Total	5	$4,015	$3,018

Schedule of Loans Receivable to Related Parties [Table Text Block]
	In Thousands
	December 31,
	2021	2020
Balance, January 1	$7,675	12,878
New loans and renewals during the year	11,009	11,153
Repayments (including loans paid by renewal) during the year	(12,959)	(16,356)
Balance, December 31	$5,725	7,675